Equity (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Common Shares	Common shares:
The total number of shares of common shares issued:	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Common shares – par value $ 0.01/0.10 each (Before stock split)	53,899,435	37,576,449
Common shares – par value $ 0.01/0.10 each, with employee incentive plan (Before Stock split)	93,679,260	37,576,449
Common shares – par value $ 0.01/0.10 each, net reverse stock split	1,827,524	626,275

Schedule of Movements in Common Shares	Movements in Common Shares:
	Shares	Amount
		(US$)
Balance as of March 31, 2022	$34,154,062	$341,541
Issued during the year	3,000,895	30,008
Share warrants exercised	421,492	4,215
Balance as of March 31, 2023	37,576,449	375,764
Additional issue of common shares	16,102,811	161,029
	53,679,260	536,794
Additional stock issued for employee incentive plan	40,000,000	—
Total issued common shares (Before reverse stock split)	93,679,260	536,794

Total issued common shares (After reverse stock split)[1]	1,607,349	536,794
Additional issue of common shares, after reverse stock split	220,175	2,202
Balance as of March 31, 2024	1,827,524	538,996

1

On February 5, 2024, the Company has announced a reverse stock split of its issued and outstanding ordinary shares, par value $0.01 per share at a ratio of 1-for-60 so that every 60 shares issued is combined to 1 share. As a result of the Reverse Split, the Company’s issued and outstanding ordinary shares was reduced from 93,679,260 shares to 1,561,309 shares. Further, the Company issued 46,040 ordinary shares to DTC as part of the reverse stock split, aggregating to 1,607,349 ordinary shares.

On June 3, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Mast Hill Fund, L.P. (“Mast Hill”) and FirstFire Global Opportunities Fund, LLC (“FirstFire”, and together with Mast Hill, the “Investors”) as purchasers, pursuant to which the Company is issuing the Investors senior secured promissory notes in the aggregate principal amount of up to $3,888,889.00, with an aggregate purchase price of up to $3,500,000.00, common share purchase warrants for the purchase of up to 830,957 shares of Common Stock at an initial price per share of $3.51, and 50,000 shares of Common Stock (the “Commitment Shares”). Pursuant to the Purchase Agreement, the Company will issue the senior secured promissory notes, common share purchase warrants and Commitment Shares to the Investors in multiple tranches. Under the first tranche, the Company issued each of Mast Hill and FirstFire a senior secured promissory note in the principal amount of $1,427,778.00 and $238,888.88, respectively (the “Notes”). In connection with the issuance of the Notes, the Company issued each of Mast Hill and FirstFire a common stock purchase warrant (the “Warrants”) to purchase from the Company 305,080 shares of Common Stock and 51,045 shares of Common Stock, respectively. The Company issued each of Mast Hill and FirstFire 18,357 and 3,071 Commitment Shares, respectively. Under each of the second trance and third tranche, the Company will issue each of Mast Hill and FirstFire a senior secured promissory note in the principal amount of $951,851.84 and $159,259.26, respectively (the “Tranche Notes”). In connection with the issuance of the Tranche Notes, the Company will issue each of Mast Hill and FirstFire a common stock purchase warrant to purchase from the Company 203,387 shares of Common Stock and 34,029 shares of Common Stock, respectively. In connection with each of the second trance and third tranche, the Company will issue each of Mast Hill and FirstFire 12,238 and 2,048 Commitment Shares, respectively. The closings of the sale of the sale of the Tranche Notes and related warrants are subject to certain closing conditions as set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, the Company entered into a registration rights agreement (the “RRA”) with the Investors to provide certain registration rights under the Securities Act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute, and applicable state securities laws. The Company agreed to file with the Securities and Exchange Commission an initial Registration Statement covering the maximum number of Registrable Securities, plus the shares underlying the ELOC Warrant (as that term is defined below), within thirty (30) calendar days from the date of the RRA so as to permit the resale the Registrable Securities by the Investors. Pursuant to the Purchase Agreement, the Company entered into a security agreement (the “Security Agreement”) with the Investors pursuant to which the Company granted to the Investors a security interest in certain property of the Company to secure the prompt payment, performance and discharge in full of all the Company’s obligations under the Notes.

On November 22, 2024, the Company has issued 40,000,000 shares for the purpose of employee incentive plan.

Schedule of Issued Restricted Stock	On August 21, 2023, the Company has additionally issued restricted stock to the following persons:
Name	Nos. of Common Stock
Skyline Corporate Communications Group	10,527
Acorn Management Partners LLC	131,578
Rajeev Kheror, an independent director	150,000
Robert Damante, an independent director	150,000
On August 21, 2023, the Company has additionally issued restricted stock to the following persons:
Name	Nos. of Common Stock
Skyline Corporate Communications Group	10,527
Acorn Management Partners LLC	131,578
Rajeev Kheror, an independent director	150,000
Robert Damante, an independent director	150,000

Schedule of Equity	Equity consists of the following as of 31 March 2024:
As of March 31, 2024
($US)
Common stock – par value $0.01, 93,679,260 (after stock split 1,827,524) shares issued and outstanding	$538,996
Net income available to common shareholders	(9,951,285)
Securities Premium	16,811,742
Translation of foreign subsidiaries, net of tax	(154,156)
Employee benefits reclassification	(1,203)
Lytus Trust – for employee incentive plan	5,720,000
Non-controlling interest	3,015,031
$15,979,125
As of March 31, 2023
($US)
Common stock – par value $0.01, 34,154,062 (after stock split 626,275) shares issued and outstanding	$375,766
Net income available to common shareholders	(4,518,954)
Securities Premium	12,474,944
Translation of foreign subsidiaries, net of tax	(124,992)
Employee benefits reclassification	(714)
Non-controlling interest	2,538,478
$10,744,528

Schedule of Amounts Managed as Capital	The amounts managed as capital by the Group are summarized as follows:
	As of March 31, 2024	As of March 31, 2023
	($US)	($US)
Non- current borrowings	$(1,011,746)	$(331,934)
Current borrowings	(1,728,190)	$(3,889,131)
Cash and cash equivalents	246,377	311,810
Net debt	$2,493,559	$3,909,255
Total equity	$15,979,125	$10,744,528
Net debt to equity ratio	15.61%	36.38%